Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified			3 Months Ended	6 Months Ended	12 Months Ended	18 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Asset Value Guarantees item	Jun. 30, 2012 Asset Value Guarantees item	Dec. 31, 2011 Asset Value Guarantees item	Jun. 30, 2012 Asset Value Guarantees item	Jun. 30, 2012 Aircraft Loan Guarantees loan	Dec. 31, 2011 Aircraft Loan Guarantees item
Guarantees
Number of guarantee obligations				14	19		1	2
Number of guarantees performed			4		1	6
Number of aircraft purchased under guarantee performance				1	1
Reserve for guarantee obligations					$ 13.5
Number of reserves for guarantee obligations					2
Maximum aggregate potential commitment under guarantees			370.0	370.0	450.0	370.0	12.2	17.0
Carrying balance of guarantees	$ 21.2	$ 10.0	$ 13.0	$ 13.0		$ 13.0